Other Receivables and Prepayments (Details) - Schedule of other receivables and prepayments - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of other receivables and prepayments [Abstract]
Prepaid insurance	$ 82,060	$ 154,011
Prepaid service fee	174,114	296,565
Rental deposits	12,022	8,584
Prepaid rental expenses	14,251	37,169
Prepaid research and development expenses	978,044	453,634
Other receivables	74,176	109,714
Others	44,329	19,366
Total	$ 1,378,996	$ 1,079,043